Indebtedness - Schedule of Indebtedness (Parentheticals) (Details) - CAD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024
Term Loan B – U.S. Facility [Member]
Schedule of Indebtedness [Line Items]
Term Loan B – U.S. Facility	[1]	$ 1,320,531	$ 1,320,531
2027 Senior Unsecured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Notes	[2]	213,035	221,250
2026 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Secured Notes	[3]	387,047	387,047
2027 Senior Secured Notes [Member]
Schedule of Indebtedness [Line Items]
Senior Secured Notes	[4]	$ 224,995	$ 224,995

[1]	On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the nine months ended September 30, 2024, Telesat repurchased a portion of Term Loan B — U.S. Facility with a principal amount of $121.1 million (US$88.7 million) in exchange for $61.1 million (US$44.8 million). Of this balance, Telesat repurchased a portion of Term Loan B — U.S. Facility in the three months ended September 30, 2024 with a principal amount of $40.9 million (US$30.0 million) in exchange for $19.4 million (US$14.3 million).
[2]	On October 11, 2019, Telesat Canada issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”). During the nine months ended September 30, 2025, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million). There were no repurchases during the three months ended September 30, 2025. During the three and nine months ended September 30, 2024, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $100.4 million (US$73.8 million) in exchange for $30.4 million (US$22.3 million).
[3]	On April 27, 2021, Telesat Canada issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three and nine months ended September 30, 2024, Telesat repurchased 2026 Senior Secured Notes with a principal amount of $16.4 million (US$12.0 million) in exchange for $8.0 million (US$5.9 million). There were no repurchases during the three and nine months ended September 30, 2025.
[4]	On December 6, 2019, Telesat Canada issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the nine months ended September 30, 2024, Telesat repurchased 2027 Senior Secured Notes with a principal amount of $103.3 million (US$75.0 million) in exchange for $48.4 million (US$35.1 million). There were no repurchases during the three and nine months ended September 30, 2025 or the three months ended September 30, 2024.